Reconciliation of the Anticipated Income Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate									34.00%
Income tax provision at statutory tax rate									$ 5,519	$ 2,194	$ 2,176
Bank-owned life insurance									(194)	(210)	(197)
Tax-exempt income									(195)	(52)	(84)
Compensation and employee benefit plans									164	183	134
Nondeductible expenses									9	9	7
Expired Capital Loss Carryforward									0	278	0
Tax credits									(56)	(56)	(56)
Change in valuation allowance									0	(300)	(49)
State taxes, net of federal tax benefit									101	3	3
Other									(424)	55	54
Total income tax provision	$ 2,547	$ 767	$ 852	$ 758	$ 683	$ 494	$ 484	$ 443	$ 4,924	$ 2,104	$ 1,988
Effective tax rate									30.30%	32.60%	31.10%